Convertible debt and loans payable (Tables) - Li Cycle Holdings Corp [member]	12 Months Ended
Oct. 31, 2021
Statement [line items]
Summary of Convertible debt

	October 31, 2021	October 31, 2020	October 31, 2019
	$	$	$
Proceeds of issue of convertible debt	100,000,000	386,190	386,190
Transaction costs	(1,599,737)	—	—

Net Proceeds from issue of convertible debt	98,400,263	386,190	386,190

Conversion feature at date of issue	27,681,043	96,548	96,548
Fair value (gain) loss on embedded derivative	1,347,895	—	—
Conversion into common shares	—	(96,548)	—

Conversion feature at end of period	29,028,938	—	96,548

Debt component at date of issue (net of transaction costs)	70,719,220	289,642	289,642
Prior year interest plus accretion	—	99,549	39,212
Amortization of transaction costs	26,662	—	—
Accrued interest at 7% (2020 – 8%)	641,667	4,956	30,114
Accretion expense during the year	461,351	4,975	30,223
Conversion into common shares	—	(395,861)	—
Foreign exchange on translation	—	(3,261)	(4,984)

Debt component at end of period	71,848,900	—	384,207

Summary of Embedded Derivatives Using the Barrier Option Pricing Model	The embedded derivatives were valued using the Barrier option pricing model. The assumptions used in the model were as follows:

	September 29, 2021 (issuance date)	October 31, 2021
Risk free interest rate	1.06%	1.23%
Expected life of options	5 years	4.92 years
Expected dividend yield	0.0%	0.0%
Expected stock price volatility	66%	62%
Share Price	12.56	12.94